Net Loss Per Share - Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 08, 2023 denominator shares	Feb. 07, 2023 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Recapitalization exchange ratio	4.3747
In-kind payment of preferred dividend | $			$ 241,529
Conversion ratio	1					1
Dividends, Denominator | denominator	10
Common Stock Dividends, Shares	24,152,942
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)			36,012,752	149,459,933	147,330,749	149,491,092
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)		129,148,393	0	129,148,393	129,148,393	129,148,393